Subsequent Events	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
10.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through August 26, 2021, the date the condensed financial statements were available to be issued.
In July 2021, the Company applied and received forgiveness on its $936 thousand PPP Loan with the SBA.

17.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through June 16, 2021, the date the financial statements were available to be issued.
New Lease Facility
The Company entered into a new building lease, which commenced on January 1, 2021, has an initial five-year term plus an option to extend for an additional five years. Following an initial rent abatement period, monthly base rent of $42 thousand per month, plus expenses, begins July 1, 2021. Base rent increases 3% annually beginning on July 1, 2022.
Fourth Restatement of Certificate of Incorporation
On February 26, 2021, the Company amended and restated its certificate of incorporation (the “Fourth Restatement”). This Fourth Amended and Restated Certificate of Incorporation replaces all previous Certificates of Incorporation. See note 10 for details of previous Certificates of Incorporation.
Under the Fourth Restatement, the Company is authorized to issue 79,000,000 shares of common stock with $0.0001 par value.
The Fourth Restatement increased the number of shares of redeemable convertible preferred stock authorized for issuance from 61,436,037 to 62,072,064 with $0.0001 par value, of which 5,941,109 shares are designated as Series A, 12,011,923 shares are designated as Series B, 16,345,688 shares are designated as Series C-1, and the remaining 27,773,344 shares are designated as Series C-2.
Under the Fourth Restatement, dividends, original issue price and liquidation preference remain the same as the Third Restatement.
Sale of Series C-2 Redeemable Convertible Preferred Stock
In March 2021, the Company issued 3,900,988 shares of Series C-2 redeemable convertible preferred stock for $2.94797 per share, totaling $11,500 thousand. In connection with the sale of the Series C-2 redeemable convertible preferred stock, the Company issued warrants to purchase 585,145 shares of Series C-2 redeemable convertible preferred stock. The warrants are exercisable at a price of $0.0001 per share. The purchases of Series C-2 redeemable convertible preferred stock replaced the Series C-2 Redeemable Convertible Purchase Right to 23,236,327 shares.
Merger with ACON S2 Acquisition Corp.
On May 6, 2021, the Company entered into a definitive business combination agreement with ACON, a special purpose acquisition company (“SPAC”). The merger is valued at $1.07 billion and is projected to provide $465,000 thousand net cash. The transaction is expected to close in the latter half of 2021.
Amendment to Series C-2 Redeemable Convertible Preferred Stock Purchase Right
On May 7, 2021, the Company amended its Series C-2 Preferred Stock Purchase Agreement And Amendment To Series C Preferred Stock Purchase Agreement. Under the terms of the amended agreement, in conjunction with a successful SPAC merger with ACON, two existing investors will purchase 5,427,464 additional shares of Series C-2 redeemable convertible preferred stock and will receive warrants to purchase 14,364,207 shares of Series C-2 redeemable convertible preferred stock with an exercise price of $.0001 per share in exchange for $16,000 thousand. The Series C-2 Redeemable Convertible Purchase Right will be eliminated in the event of the successful SPAC merger. If the SPAC merger is unsuccessful, then the two investors’ rights under the Series C-2 Redeemable Convertible Purchase Right from the Series C Preferred Stock Purchase Agreement dated August 28, 2019 will be restored.

ACON S2 Acquisition Corp [Member]
Subsequent Events
Note 11—Subsequent Events
Management has evaluated subsequent events or transactions that occurred up to the date the financial statements were issued. Based on this review, Management determined that all events or transactions that require potential adjustment to or disclosure in the financial statements have been recognized or disclosed herein, aside from what is disclosed below.
Proposed Business Combination
On May 6, 2021, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “
Merger Agreement
”), by and among SCharge Merger Sub, Inc., a Delaware corporation and a wholly-owned direct subsidiary of the Company (“
Merger Sub
”), and ESS Tech, Inc., a Delaware corporation (“
ESS
”). The Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and ESS.
The Merger Agreement provides for, among other things, the following transactions at the closing: (i) the Company will become a Delaware corporation (the “
Domestication
”), (ii) following the Domestication, Merger Sub will merge with and into ESS, with ESS as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of the Company (the “
Merger
”) and, in connection with the Merger, (iii) the Company’s name will be changed to ESS Tech, Inc. The Domestication, the Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “
Business Combination
”.
The Business Combination is expected to close in the third quarter of 2021, following the receipt of the required approval by the Company’s stockholders and the fulfillment of other customary closing conditions.
Business Combination Consideration
In accordance with the terms and subject to the conditions of the Merger Agreement, each share of common stock of ESS, par value $0.0001 per share (“
ESS Common Stock
”), other than any Cancelled Shares (as defined in the Merger Agreement) and Dissenting Shares (as defined in the Merger Agreement) shall be converted into the right to receive a fraction of a share of duly authorized, validly issued, fully paid and nonassessable common stock, par value $0.0001 per share, of the Company (“
Common Stock
”) based on adjusted equity value of ESS as described in the Merger Agreement. Additionally, in the event that the closing sale price of Common Stock exceeds certain price thresholds for sustained periods of time or there is a change of control where the per share consideration paid in the transaction exceeds certain thresholds, additional Common Stock may be issued to the parties that were holders of ESS Common Stock immediately prior to the closing of the Business Combination.
Governance
The Company has agreed to take all action within its power as may be necessary or appropriate such that, effective immediately after the closing of the Business Combination, the Company’s board of directors shall consist of nine directors, which shall be divided into three classes, which directors shall include seven directors designated by ESS and two directors designated by certain current shareholders of ESS. Additionally, the current ESS management team will move to the Company in their current roles and titles.
Representations and Warranties; Covenants
The Merger Agreement contains representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type, including with respect to the operations of the Company and ESS and that each of the parties have undertaken to procure approval under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “
HSR Act
”). In addition, the Company has agreed to adopt an equity incentive plan and employee stock purchase plan, as described in the Merger Agreement.
Conditions to Each Party’s Obligations
The obligation of the Company and ESS to consummate the Business Combination is subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of the applicable waiting period under the HSR Act, (ii) the approval of the Company’s shareholders, (iii) the approval of ESS’s shareholders and (iv) the Registration Statement (as defined below) becoming effective.
Termination
The Merger Agreement may be terminated under certain customary and limited circumstances prior to the closing of the Business Combination.
If the Merger Agreement is validly terminated, none of the parties to the Merger Agreement will have any liability or any further obligation under the Merger Agreement other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Merger Agreement).
PIPE Financing (Private Placement)
Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (the “
Subscription Agreements
”) with certain investors (the “
PIPE Investors
”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, immediately following the Closing (as defined in the Merger Agreement), an aggregate of 25,000,000 shares of the Company’s Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $250,000,000 (the “
PIPE Financing
”).
The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the investors in the PIPE Financing certain customary registration rights.
Transaction Support Agreements
Concurrently with the execution of the Merger Agreement, certain shareholders of ESS (collectively, the “
ESS Shareholders
”) entered into a Transaction Support Agreement (collectively, the “
Transaction Support Agreements
”) with the Company, pursuant to which the ESS Shareholders have agreed to, among other things, (i) support and vote in favor of the consummation of the Business Combination and related proposals at any meeting of the ESS shareholders with respect to the Business Combination, (ii) irrevocably appoint the Company or any individual designated by the Company as such ESS
Shareholder’s attorney-in-fact, with
full power of substitution in favor of the Company, to take all such actions and execute and deliver such documents, instruments or agreements as are necessary to consummate the transaction contemplated by the Merger Agreement, including acting as a proxy, to attend on behalf of such ESS Shareholder, at any meeting of the ESS Shareholders with respect to the Business Combination and (iii) be bound by certain other covenants and agreements related to the Business Combination.

Sponsor Letter Agreement
Concurrently with the execution of the Merger Agreement, the Sponsor and executive officers and directors of the Company entered into the Sponsor Letter Agreement (the “
Sponsor Letter Agreement
”) with the Company and ESS, pursuant to which the parties thereto agreed to, among other things, (i) vote in favor of the transaction and related proposals at any meeting of the Company’s shareholders with respect to the Business Combination, (ii) waive certain anti-dilution protections with respect to the Company’s Common Stock and (iii) be bound by certain transfer restrictions with respect to the Company’s Common Stock prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the Sponsor Letter Agreement.
Amended and Restated Registration Rights Agreement
At the closing of the Business Combination, the Company, the Sponsor and certain stockholders of ESS will enter into an amended and restated registration rights agreement (the “
Registration Rights Agreement
”) pursuant to which, among other things, the parties thereto will be granted certain customary registrant rights with respect to shares of ESS Common Stock.
A copy of the Merger Agreement, PIPE Financing Agreement, Transaction Support Agreement, Sponsor Letter Agreement and Amended and Restated Registration Rights Agreement is filed with the Current Report on
Form 8-K filed
on May 7, 2021.

Note
10-Subsequent
Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the balance sheet was available for issuance. Based upon this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.